BUSINESS SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION

3.	BUSINESS SEGMENT INFORMATION

Our flagship product, The Alternative®, is currently the only offering in our reportable segment focused on less-lethal technologies. This segment encompasses all of the Company’s global efforts in promoting and selling The Alternative® to domestic and international professional markets, including law enforcement, military, and private security end users.

This is a niche market that offers various tools and options for law enforcement, military, and security personnel to deploy types of ammunition designed to temporarily incapacitate, stun, or cause temporary discomfort without penetrating the body. Our product stands out as the only less-lethal technology available that can be carried by officers, allowing them to instantly and temporarily convert their service weapon into a less-lethal kinetic device without the need to transition to a completely separate platform.

The accounting policies for the less-lethal technologies segment align with those outlined in the summary of significant accounting policies. The Chief Executive Officer is the Chief Operating Decision Maker (“CODM”) and assesses the performance of this segment and allocates resources based on net income, which is reflected in the income statement as total income. The measure of segment assets is represented as total assets on the balance sheet.

The CODM evaluates the income generated from segment assets, known as return on assets, using net income. This information assists the CODM in deciding whether to reinvest profits into the less lethal technologies segment or allocate resources to other areas of the business, such as acquisitions or dividend payments.

Net income is also utilized to monitor the difference between budgeted and actual results, offering insights into financial performance and guiding any necessary corrective actions. Additionally, the CODM employs net income for competitive analysis by comparing the performance of the less lethal technologies segment against competitors.

This combination of competitive analysis and budget-to-actual monitoring is crucial for assessing the segment’s performance and determining management compensation.

The company does not engage in any intra-entity sales or transfers.

The Company has identified one reportable segment: the less lethal technologies segment. The less lethal technologies segment primarily generates revenue in North America, and the company manages its sole product sales and associated expenses on a total basis.

3.	BUSINESS SEGMENT INFORMATION

Our flagship product, The Alternative®, is currently the only offering in our reportable segment focused on less-lethal technologies. This segment encompasses all of the Company’s global efforts in promoting and selling The Alternative® to domestic and international professional markets, including law enforcement, military, and private security end users.

This is a niche market that offers various tools and options for law enforcement, military, and security personnel to deploy types of ammunition designed to temporarily incapacitate, stun, or cause temporary discomfort without penetrating the body. Our product stands out as the only less-lethal technology available that can be carried by officers, allowing them to instantly and temporarily convert their service weapon into a less-lethal kinetic device without the need to transition to a completely separate platform.

The accounting policies for the less-lethal technologies segment align with those outlined in the summary of significant accounting policies. The Chief Executive Officer is the Chief Operating Decision Maker (“CODM”) and assesses the performance of this segment and allocates resources based on net income, which is reflected in the income statement as total income. The measure of segment assets is represented as total assets on the balance sheet.

The CODM evaluates the income generated from segment assets, known as return on assets, using net income. This information assists the CODM in deciding whether to reinvest profits into the less lethal technologies segment or allocate resources to other areas of the business, such as acquisitions or dividend payments.

Net income is also utilized to monitor the difference between budgeted and actual results, offering insights into financial performance and guiding any necessary corrective actions. Additionally, the CODM employs net income for competitive analysis by comparing the performance of the less lethal technologies segment against competitors.

This combination of competitive analysis and budget-to-actual monitoring is crucial for assessing the segment’s performance and determining management compensation.

The company does not engage in any intra-entity sales or transfers.

The Company has identified one reportable segment: the less lethal technologies segment. The less lethal technologies segment primarily generates revenue in North America, and the company manages its sole product sales and associated expenses on a total basis.